Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization and Business Operations
Organization and Business Operations

Note 1 — Organization and Business Operations

Organization and General

Chavant Capital Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on March 19, 2021. The Company was formed for the purpose of effectuating a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “business combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2023, the Company had not commenced any operations. All activity through June 30, 2023 relates to the Company’s formation and its Initial Public Offering (“IPO”) which is described below, identifying a target company for a business combination and negotiation and preparation of documentation relating to the Proposed Mobix Labs Transaction (as defined below). The Company will not generate any operating revenues until after the completion of a business combination. The Company generates non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

On November 15, 2022, the Company and Mobix Labs, Inc., a Delaware corporation (“Mobix Labs”), entered into a business combination agreement (the “Business Combination Agreement”), by and among the Company, Mobix Labs and CLAY Merger Sub II, Inc., a Delaware corporation and newly formed, wholly-owned direct subsidiary of the Company (“Merger Sub”), pursuant to which Merger Sub will be merged with and into Mobix Labs, with Mobix Labs surviving the merger as a wholly-owned direct subsidiary of the Company (the “Proposed Mobix Labs Transaction”). In connection with the Proposed Mobix Labs Transaction, the Company will take the steps necessary to transfer its registration from the Cayman Islands to the State of Delaware (the “Domestication”), where it will then immediately incorporate as a Delaware corporation. The Company will also issue one share of Class A Common Stock in exchange for and on conversion in connection with the Domestication of each ordinary share outstanding immediately prior to the Domestication and will issue a warrant exercisable for one share of Class A Common Stock in exchange for and on conversion in connection with the Domestication of each warrant outstanding immediately prior to the Domestication.

The Proposed Mobix Labs Transaction may be terminated by the Company and/or Mobix Labs under certain circumstances at any time prior to the closing. If the Proposed Mobix Labs Transaction occurs, the combined company will be named Mobix Labs, Inc., and its common stock and warrants are expected to be listed on Nasdaq. In connection with the Proposed Mobix Labs Transaction, the Company entered into a subscription agreement (the “PIPE Subscription Agreement”) with an investor (the “PIPE Investor”), pursuant to which the PIPE Investor agreed to purchase 3,000,000 shares of Class A Common Stock at $10.00 per share for an aggregate amount of $30,000,000 (the “PIPE”), subject to, among other things, the approval of the Proposed Mobix Labs Transaction by the Company’s shareholders and the satisfaction of the conditions set forth in the Business Combination Agreement, including a Form S-4 registration statement being declared effective by the SEC. See Note 5 for further discussion of the accounting for the PIPE, including the embedded Make-Whole Features, as defined and described in such note.

On April 7, 2023, the Company, Mobix Labs and Merger Sub entered into Amendment No. 1 to the Business Combination Agreement, pursuant to which, the parties have agreed, among other things, that certain securities issued subsequent to March 26, 2023, referred to as “Post-March 26 Financing Securities,” will not be included in the calculation of the “Company Fully Diluted Number” under the Business Combination Agreement, with the effect that the Per Share Exchange Ratio (as defined in the Business Combination Agreement) will not be reduced on account of such issuances. “Post-March 26 Financing Securities” are defined in the Amendment No. 1 as any shares of (i) common stock of Mobix Labs or (ii) common stock of Mobix Labs issuable upon exercise or conversion of warrants, convertible instruments or convertible debt of Mobix Labs, in each case, where such securities were issued for cash and in accordance with Sections 6.01(b)(iii) and (xix) of the Business Combination Agreement, as a result of, or in connection with, any private placement entered into by Mobix Labs after March 26, 2023. Except with the consent of the Company (which consent shall not be unreasonably conditioned, withheld or delayed), Mobix Labs must use the proceeds of the issuance of any Post-March 26 Financing Securities to finance the ongoing business operations of Mobix Labs or to pay transaction expenses. In addition, Amendment No. 1 extended the outside date under the Business Combination Agreement from July 22, 2023 to November 22, 2023.

Nasdaq Notice of Non-Compliance with a Continued Listing Rule

On March 23, 2023, the Company received a notice from the Listing Qualifications staff of The Nasdaq Stock Market LLC that, for the previous 30 consecutive business days, the minimum Market Value of Listed Securities (“MVLS”) for the Company’s Public Shares (as defined below) was below the $35,000,000 minimum MVLS requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(2) (the “MVLS Rule”). In accordance with the Nasdaq Listing Rules, the Company will have 180 calendar days (until September 19, 2023) to regain compliance with the MVLS Rule. To regain compliance with the MVLS Rule, the MVLS for the Company’s Public Shares must be at least $35,000,000 for a minimum of 10 consecutive business days at any time during this 180-day period. If the Company does not regain compliance with the rule by September 19, 2023, The Nasdaq Stock Market LLC will provide notice that the Company’s Public Shares will be delisted from The Nasdaq Capital Market. In the event of such notification, the Nasdaq Listing Rules permit the Company an opportunity to appeal The Nasdaq Stock Market LLC’s determination. The Company is monitoring the MVLS of its ordinary shares and will consider options available to it to potentially achieve compliance. The Company’s securities are expected to continue to trade on The Nasdaq Capital Market during the 180-day period.

Financing

The Company’s sponsor is Chavant Capital Partners LLC, a Delaware limited liability company (the “Sponsor”). The registration statement pursuant to which the Company registered its securities offered in the IPO was declared effective on July 19, 2021. On April 7, 2021, the Sponsor purchased an aggregate of 2,875,000 ordinary shares (the “Founder Shares”) for a purchase price of $25,000, or approximately $0.009 per share. On June 25, 2021, the Sponsor sold an aggregate of 422,581 of such Founder Shares to the underwriters for a purchase price of $3,675.

On July 22, 2021, the Company consummated its IPO of 8,000,000 units (each, a “Unit” and collectively, the “Units”), at $10.00 per Unit, generating gross proceeds of $80,000,000 and incurring offering costs of $2,058,249. The Company granted the underwriters a 45-day option to purchase up to an additional 1,200,000 Units at the IPO price to cover over-allotments, if any. On September 5, 2021, the over-allotment option expired unexercised and an aggregate of 300,000 Founder Shares was forfeited, resulting in 2,000,000 Founder Shares remaining outstanding.

Simultaneously with the consummation of the closing of the IPO, the Company consummated the private placement of an aggregate of 3,400,000 warrants (collectively, the “Private Warrants” and together with the Public Warrants (as defined below), the “Warrants”) at an average price of $1.00 per Private Warrant to the Sponsor and the underwriters, generating total gross proceeds of$3,400,000 (the “Private Placement”).

Trust Account

Following the closing of the IPO on July 22, 2021, an amount of $80,000,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Warrants was placed in the trust account (the “Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee. The funds may be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations.

On July 14, 2022, the Company held an Extraordinary General Meeting of shareholders and obtained shareholder approval of the extension of the date by which the Company must consummate an initial business combination from July 22, 2022 (which was 12 months from the closing of the IPO) to January 22, 2023 (the “Extended Date”) by amending the Company’s amended and restated memorandum and articles of association (the “First Extension Amendment”). The First Extension Amendment became effective upon approval of the Company’s shareholders. In connection with the First Extension Amendment, shareholders holding 7,046,967 Public Shares (as defined below) of the Company exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $70,573,278 was withdrawn from the Trust Account to pay such holders. As a result of the redemption payments and above mentioned extension, the Company deposited $31,450 (at a rate of $0.033 per non-redeeming Public Share per month) for each subsequent monthly period needed by the Company to complete a business combination by the Extended Date. As of December 31, 2022, the Company had deposited an aggregate of $188,700 into the Trust Account, which was funded by the promissory notes issued to the Sponsor.

On January 6, 2023, the Company held an extraordinary general meeting of shareholders and obtained shareholder approval of the extension of the Combination Period to July 22, 2023 (“Second Extension”). In connection with the meeting, Public Shareholders holding 96,991 Public Shares elected to exercise their right to redeem such shares and $1,004,600 was paid out of the Trust Account in connection with the redemptions. In connection with the approval of the Second Extension, the Company made an initial deposit into the Trust Account of $42,802 (at a rate of $0.05 per non-redeeming Public Share per month) and continued to deposit $42,802 for each required subsequent monthly period. As of June 30, 2023, the Company had deposited an aggregate of $445,513 into the Trust Account in connection with the First Extension and the Second Extension, which amounts were funded by the promissory notes issued to the Sponsor, and the Trust Account had a total balance of $9,312,428.

On July 18, 2023, the Company held an extraordinary general meeting of shareholders and obtained shareholder approval of (i) the extension of the Combination Period to January 22, 2024 (“Third Extension” and, together with the First Extension and the Second Extension, the “Extensions”), and (ii) the amendment of the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”) to eliminate from the Amended and Restated Memorandum and Articles (a) the limitation that the Company shall not redeem the Public Shares to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001 and (b) the limitation that the Company shall not consummate a business combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such business combination (collectively, the “Redemption Limitation”). In connection with the meeting, Public Shareholders holding 77,130 Public Shares elected to exercise their right to redeem such shares, and $841,808 was paid out of the Trust Account in connection with the redemptions. In connection with the approval of the Third Extension, the Company made an initial deposit into the Trust Account of $38,946 (at a rate of $0.05 per non-redeeming Public Share per month) and will continue to deposit $38,946 for each subsequent monthly period, or portion thereof, that is needed by the Company to complete business combination by January 22, 2024.

The funds held in the Trust Account will not be released from the Trust Account until the earliest of: (i) the completion of the initial business combination; (ii) the redemption of any Public Shares properly submitted in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial business combination by January 22, 2024 (or within any extended period of time that we may have to consummate an initial business combination as a result of an amendment to our Amended and Restated Memorandum and Articles of Association) or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity; or (iii) the redemption of the Public Shares if we are unable to complete the Proposed Mobix Labs Transaction or any other initial business combination by January 22, 2024 (or by the end of any such extended period of time), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of our creditors, if any, which could have priority over the claims of our Public Shareholders. The proceeds held in the Trust Account have been invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of Private Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a business combination.

Initial Business Combination

The Company is not limited to a particular industry or sector for purposes of consummating a business combination. There is no assurance that the Company will be able to complete a business combination successfully. The Company must complete one or more initial business combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of taxes payable) at the time of the signing of a definitive agreement to enter into an initial business combination. However, the Company will only complete a business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide holders (the “Public Shareholders”) of its ordinary shares sold in the IPO (the “Public Shares”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a business combination either (i) in connection with a general meeting called to approve a business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of business combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account. These Public Shares were classified as temporary equity upon the completion of the IPO in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a business combination if a majority of the shares voted are voted in favor of the business combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a business combination. If, however, shareholder approval of the Proposed Mobix Labs Transaction is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction, whether they participate in or abstain from voting, or whether they were a shareholder on the record date for the general meeting held to approve the Proposed Mobix Labs Transaction. If the Company seeks shareholder approval in connection with a business combination, the Company’s initial shareholders, Sponsor, officers and directors (the “Initial Shareholders”) have agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the IPO in favor of a business combination. The Company has adopted an insider trading policy which requires insiders to: (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and (ii) to clear all trades with the Company’s legal counsel prior to execution. In addition, the Initial Shareholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a business combination.

Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the ordinary shares sold in the IPO, without the prior consent of the Company.

The Company has entered into a letter agreement with its Initial Shareholders, pursuant to which the Initial Shareholders have agreed to not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a business combination, unless the Company provides the Public Shareholders with the opportunity to redeem their ordinary shares in conjunction with any such amendment.

Liquidation

On July 14, 2022, the Company obtained shareholder approval to extend the date by which the Company must consummate an initial business combination from July 22, 2022 to January 22, 2023. On January 6, 2023, the Company obtained shareholder approval to further extend the date to July 22, 2023. On July 18, 2023, the Company obtained shareholder approval to further extend the date to January 22, 2024 and to eliminate the Redemption Limitation from the Amended and Restated Memorandum and Articles of Association.

If the Company is unable to complete the Proposed Mobix Labs Transaction or any other initial business combination by January 22, 2024 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. There will be no redemption rights or liquidating distributions with respect to the Warrants, which will expire worthless if the Company fails to complete its initial business combination within the Combination Period.

The Company’s Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a business combination within the Combination Period. However, if the Company’s Initial Shareholders acquire Public Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a business combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, except the independent registered public accounting firm and the Company’s legal counsel, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Capital Resources; Going Concern

In order to fund working capital deficiencies or finance transaction costs in connection with a business combination, our Sponsor or an affiliate of our Sponsor or certain of our officers and directors may, but are not obligated to, loan us funds as may be required. If we complete a business combination, we may repay such loaned amounts out of the proceeds of the Trust Account released to us. In the event that a business combination does not close, we may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from our Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.00 per warrant, at the option of the lender. The warrants would be identical to the Private Warrants.

As of June 30, 2023, the Company has drawn down $1,102,000 of Working Capital Loans from the Sponsor (see Note 4).The Company anticipates that the cash held outside of the Trust Account in the amount of $39,880 as of June 30, 2023 will not be sufficient to allow the Company to operate for at least the next 12 months from the issuance of the financial statements, assuming that a business combination is not consummated during that time. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the initial business combination as discussed above. There is no assurance that the Company’s plans to consummate an initial business combination will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization and Business Operations

Organization and General

Chavant Capital Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on March 19, 2021. The Company was formed for the purpose of effectuating a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2022, the Company had not commenced any operations. All activity through December 31, 2022 relates to the Company’s formation and its Initial Public Offering (“IPO”) which is described below, and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination. The Company generates non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

On November 15, 2022, the Company and Mobix Labs, Inc. (“Mobix Labs”) entered into a business combination agreement, by and among the Company, Mobix Labs and CLAY Merger Sub II, Inc., a Delaware corporation and newly formed, wholly-owned direct subsidiary of the Company (“Merger Sub”), pursuant to which Merger Sub will be merged with and into Mobix Labs, with Mobix Labs surviving the merger as a wholly-owned direct subsidiary of the Company (the “Proposed Mobix Labs Transaction”). The Proposed Mobix Labs Transaction may be terminated by the Company and/or Mobix Labs under certain circumstances at any time prior to the closing as further described in Note 6 - Commitments and Contingencies. If the Proposed Mobix Labs Transaction occurs, the combined company will be named Mobix Labs, Inc., and its common stock and warrants are expected to be listed on Nasdaq. In connection with the Proposed Mobix Labs Transaction, the Company entered into a subscription agreement (the “PIPE Subscription Agreement”) with an investor (the “PIPE Investor”), pursuant to which the PIPE Investor agreed to purchase 3,000,000 shares of Class A Common Stock at $10.00 per share for an aggregate amount of $30,000,000 (the “PIPE”), subject to, among other things, the approval of the Proposed Mobix Labs Transaction by the Company’s shareholders and the satisfaction of the conditions set forth in the business combination agreement, including a Form S-4 registration statement being declared effective by the SEC. See Note 6 for further discussion of the accounting for the PIPE, including the embedded Make-Whole Features, as defined and described in such note.

Financing

The Company’s Sponsor is Chavant Capital Partners LLC, a Delaware limited liability company (the “Sponsor”). The registration statement pursuant to which the Company registered its securities offered in the IPO was declared effective on July 19, 2021.On April 7, 2021, the Sponsor purchased an aggregate of 2,875,000 ordinary shares (the “Founder Shares”) for a purchase price of $25,000, or approximately $0.009 per share. On June 25, 2021, the Sponsor sold an aggregate of 422,581 of such Founder Shares to the underwriters for a purchase price of $3,675.

On July 22, 2021, the Company consummated its IPO of 8,000,000 Units (each, a “Unit” and collectively, the “Units”), at $10.00 per Unit, generating gross proceeds of $80,000,000 and incurring offering costs of $2,058,249. The Company granted the underwriters a 45-day option to purchase up to an additional 1,200,000 Units at the IPO price to cover over-allotments, if any. On September 5, 2021, the over-allotment expired unexercised and an aggregate of 300,000 Founder Shares was forfeited, resulting in 2,000,000 Founder Shares remaining outstanding (See Note 7).

Simultaneously with the consummation of the closing of the IPO, the Company consummated the private placement of an aggregate of 3,400,000 warrants (each, a “Private Warrant” and collectively, the “Private Warrants” and, together with the Public Warrants, the “Warrants”) at an average price of $1.00 per Private Warrant to the Sponsor and the underwriters, generating total gross proceeds of $3,400,000 (the “Private Placement”).

Trust Account

Following the closing of the IPO on July 22, 2021, an amount of $80,000,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Warrants was placed in the trust account (the “Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee. The funds may be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 (as amended, the “Investment Company Act”) which invest only in direct U.S. government treasury obligations.

On July 14, 2022, the Company held an Extraordinary General Meeting (the “Meeting”) of shareholders and obtained shareholder approval of the extension of the date by which the Company must consummate an initial Business Combination from July 22, 2022 to January 22, 2023 (the “Extended Date”) by amending the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”) (such amendment, the “First Extension Amendment”). The First Extension Amendment became effective upon approval of the Company’s shareholders. In connection with the First Extension Amendment, shareholders holding 7,046,967 ordinary shares of the Company exercised their right to redeem their ordinary shares for a pro rata portion of the funds in the Trust Account. As a result, $70,573,278 was deducted from the Trust Account to pay such holders. As a result of redemption payments and above-mentioned extensions, the Company deposited $31,450 (at a rate of $0.033 per non-redeeming Public Share) for each subsequent monthly period needed by the Company to complete a Business Combination by the Extended Date. As of December 31, 2022, the Company deposited an aggregate of $188,700 in the Trust Account which were funded by the promissory notes issued to the Sponsor.

On January 6, 2023, the Company held an extraordinary general meeting of shareholders and obtained shareholder approval of the extension of the Business Combination period to July 22, 2023 (“Second Extension”). In connection with the meeting, Public Shareholders holding 96,991 Public Shares elected to exercise their right to redeem such shares and $1,004,600 was paid out of the Trust Account in connection with the redemptions. In connection with the approval of the extension amendment, the Company made an initial deposit into the Trust Account of $42,802 (at a rate of $0.05 per non-redeeming Public Share per month) and will continue to deposit $42,802 for each subsequent monthly period, or portion thereof, that is needed by the Company to complete a Business Combination by July 22, 2023. As of March 30, 2023, the Company had deposited an aggregate of $317,107 in the Trust Account in connection with the First Extension Amendment and the Second Extension, and the Trust Account had a total balance of approximately $9,090,881.

The funds held in the Trust Account will not be released from the Trust Account until the earliest of (i) the completion of our initial Business Combination, (ii) the redemption of any of Public Shares properly submitted in connection with a shareholder vote to amend our Amended and Restated Memorandum and Articles of Association (A) to modify the substance or timing of our obligation to redeem 100% of the Public Shares if we do not complete our initial Business Combination by July 22, 2023 (or within any extended period of time that we may have to consummate an initial Business Combination as a result of an amendment to our Amended and Restated Memorandum and Articles of Association) or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity or (iii) the redemption of the Public Shares if we are unable to complete the Proposed Mobix Labs Transaction or another or any other initial Business Combination by July 22, 2023 (or by the end of any such extended period of time), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of our creditors, if any, which could have priority over the claims of our Public Shareholders. The proceeds held in the Trust Account will be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of Private Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination.

Initial Business Combination

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of taxes payable) at the time of the signing of a definitive agreement to enter into an initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940.

The Company will provide holders (the “Public Shareholders”) of its ordinary shares sold in the IPO (the “Public Shares”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially anticipated to be $10.00 per Public Share). These Public Shares were classified as temporary equity upon the completion of the IPO in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the Proposed Mobix Labs Transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the Proposed Mobix Labs Transaction, whether they participate in or abstain from voting, or whether they were a shareholder on the record date for the general meeting held to approve the Proposed Mobix Labs Transaction. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders, Sponsor, officers and directors (the “Initial Shareholders”) have agreed to vote their Founder Shares (as defined below in Note 5) and any Public Shares purchased during or after the IPO in favor of a Business Combination. The Company has adopted an insider trading policy which requires insiders to: (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and (ii) to clear all trades with the Company’s legal counsel prior to execution. In addition, the Initial Shareholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the ordinary shares sold in the IPO, without the prior consent of the Company.

The Company has entered into a letter agreement with its Initial Shareholders, pursuant to which the Initial Shareholders have agreed to not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their ordinary shares in conjunction with any such amendment.

Liquidation

On July 14, 2022, the Company obtained shareholder approval to extend the date by which the Company must consummate an initial Business Combination from July 22, 2022 to January 22, 2023. On January 6, 2023, the Company obtained shareholder approval to further extend the date to July 22, 2023.

If the Company is unable to complete the Proposed Mobix Labs Transaction or any other initial Business Combination by the Second Extended Date (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. There will be no redemption rights or liquidating distributions with respect to the Warrants, which will expire worthless if the Company fails to complete its initial Business Combination within the Combination Period.

The Company’s Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Company’s Initial Shareholders acquire Public Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, except the independent registered public accounting firm, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Capital Resources; Going Concern

The Company’s liquidity needs prior to the consummation of the IPO were satisfied through the proceeds of $25,000 from the sale of 2,000,000 Founder Shares (Note 7). Subsequent to the consummation of the IPO, the Company’s liquidity needs have been satisfied through the net proceeds from the Private Placement held outside of the Trust Account and the proceeds of the loans described below.

In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, our Sponsor or an affiliate of our Sponsor or certain of our officers and directors may, but are not obligated to, loan us funds as may be required. If we complete a Business Combination, we may repay such loaned amounts out of the proceeds of the Trust Account released to us. In the event that a Business Combination does not close, we may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from our Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.00 per warrant, at the option of the lender. The warrants would be identical to the Private Warrants.

As of December 31, 2022, the Company has drawn down $662,000 under the Working Capital Loans (as defined in Note 5). The Company anticipates that the cash held outside of the Trust Account in the amount of $175,788 as of December 31, 2022 will not be sufficient to allow the Company to operate for at least the next 12 months from the issuance of the financial statements, assuming that a Business Combination is not consummated during that time. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the initial Business Combination as discussed above. There is no assurance that the Company’s plans to consummate an initial Business Combination will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.